UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:   October 31

Date of reporting period:   October 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form  displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

BLANKINSHIP VALUE FUND

A Series of BLANKINSHIP FUNDS, INC.

Annual Report

October 31, 2010

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

Dear Fellow Shareholder:

For the year ended October 31, 2010, your Fund gained 12.71% compared to a gain of 16.52% for the S&P 500.  During the first half of the fiscal year markets trended upward as the economic recovery continued.  Around the midpoint of our fiscal year the markets generally fell back as low retail sales and high unemployment undermined confidence in the recovery.  By the end of our fiscal year, markets had returned to roughly the level they had reached at midyear.  The Fund’s share price mirrored this trend, but was amplified by a huge swing in the price of Sears shares, which comprised about 10% of the Fund at the beginning of the year.  In the first half of the fiscal year, Sears gained over 60% in value, but fell back to a net gain of about 6% by the end of the year.

Our investment purchases and sales during the first half of the fiscal year were reviewed in our semi-annual report so they will not be repeated here.  In the second half of the year we sold Forest Laboratories at a loss after concluding that the risks it faced regarding its future pipeline of new products had increased.  We also sold our investment in Apollo at a loss.  We had known that abuses in the online education industry were leading to increased scrutiny and regulation, but did not anticipate the extent of the impact.  Moreover, it became evident that that Apollo’s management had not done as much as it could have to avoid taking part in the abuses.

We also sold investment in Fidelity National Financial at a short-term gain.   In our view, the risk of holding a title insurance company skyrocketed earlier this year when widespread foreclosure processing shortcuts were exposed, and the price of our shares didn’t justify the underlying risk.

We established a new position in the McCormick spice company.  They’ve been in business for 121 years and continued to achieve returns on invested capital above 12% during the recent recession.  We felt the market price undervalued McCormick’s high returns and stability, particularly in our low interest-rate environment.

We also added to our holdings of the St. Joe real estate company in the second half of the year as the share price fell in response to concerns about the real estate market and their specific business model.  We think St. Joe is a one-of-a-kind company that has massive land holdings obtained long ago at very low costs.  They’ve been shrewd in leveraging their assets for maximum profits.  It seems likely that the Florida real estate market will eventually recover.  St. Joe has repositioned itself to wait out a slow period, but is likely to be very profitable if the real estate market does recover.  At recent prices, we feel the risks are more than discounted in the share price and St. Joe is a bargain for long-term shareholders.

A common theme between Sears and St. Joe is that both have large real estate holdings that were generally acquired long ago at relatively low prices.  Although real estate prices are currently depressed, it seems the causes are likely to dissipate eventually and prices will recover.  We also believe that these real estate holdings are a hedge against future inflation that could result from our government’s massive deficits.  We are currently pleased with our long-term positions in these two firms and believe it is best to ignore the short-term fluctuations in share their share prices.  For our overall portfolio, we believe we hold an exceptional group of companies, most of which earn unusually high margins and some of which are considerably undervalued.

 Our financial statements are provided on the following pages for your review, and I will be happy to personally answer any questions you may have.

Sincerely,

Rex Blankinship, Ph.D., CPA

President

Note:  Except for any historical information, the matters discussed in this document contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934.  These forward-looking statements involve risks and uncertainties including activities, events or developments that management of the Fund expects, believes or anticipates will or may occur in the future.  A number of factors could cause actual results to differ from those indicated in the forward-looking statements.  Such statements are subject to a number of assumptions, risks and uncertainties, and are not guarantees of future performance.  Actual results may differ materially from those set forth in the forward-looking statements.

Growth of $10,000 Invested in Blankinship Value Fund and Index from

January 16, 2004 (start of investment operations) to October 31, 2010

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
Jan-04
Apr-04
Jul-04
Oct-04
Jan-05
Apr-05
Jul-05
Oct-05
Jan-06
Apr-06
Jul-06
Oct-06
Jan-07
Apr-07
Jul-07
Oct-07
Jan-08
Apr-08
Jul-08
Oct-08
Jan-09
Apr-09
Jul-09
Oct-09
Blankinship Value Fund
S&P 500 Index

Average Annualized Returns as of October 31, 2010
	One Year	Three Years	Five Years	Since Inception (1/16/04)
Blankinship Value Fund	12.71%	(8.71%)	(1.87)%	1.48%
S&P 500 Index	16.52%	(6.50%)	1.73%	2.59%

Note:  Past performance does not predict future performance and the performance data above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  All index returns and returns for the Fund assume reinvestment of dividends.  Share values will fluctuate, so that shares may be worth more or less than their original cost when redeemed.  It is not possible to invest directly in the S&P 500 Index, and its returns don’t reflect the expenses that would be incurred for investments in a fund that tracks this index.  The Fund no longer compares performance to the Russell 2000 Value Index because management considers it to be less representative of actual market returns than a broad-based large-cap index such as the S&P 500.

Portfolio Holdings

The graphic below shows the major categories of the Fund’s holdings as of October 31, 2010, and the percent of net asset value represented by each.

Top Ten Holdings	% of Net Assets
Berkshire Hathaway, Inc. (BRK.B)	14.08
Sears Holdings Corporation (SHLD)	8.92
Yum Brands Inc. (YUM)	5.26
UTi Worldwide Inc. (UTIW)	4.54
Weight Watchers International (WTW)	4.54
Johnson & Johnson (JNJ)	4.51
American Express Company (AXP)	4.40
U.S. Bancorp (USB)	4.28
McCormick & Company Inc. (MKC)	4.17
Markel Corp. (MKL)	3.95

Top Ten Categories	% of Net Assets
Diversified Holding Companies	14.08
Healthcare Products	11.87
Retail	8.92
Healthcare Services	6.61
Restaurants	5.26
Delivery Services	4.54
Personal Services	4.54
Credit Card Services	4.40
Banking	4.28
Consumer Staples	4.17

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees; administrative fees; and other Fund expenses; and (2) a 1% “early redemption fee” may be incurred if you make withdrawals within one year of opening a new account.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2010 through October 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the early redemption fee.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if the early redemption fee was incurred, your costs would have been higher.

	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Expenses Paid During Period* 5/1/10 to 10/31/10
Actual	$1,000.00	$914.76	-0-
Hypothetical (5% return before expenses)	$1,000.00	$1,025.71	-0-

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).  The Fund’s ending account value on the first line in the table is based on its actual total loss of (8.52%) for the six month period of May 1, 2010 to October 31, 2010.

BLANKINSHIP VALUE FUND

Schedule of Investments

October 31, 2010

	Shares	Cost	Value
Domestic Common Stocks – 83.47%

Banking – 4.28%
U.S. Bancorp (USB)	1,500	39,108	36,300

Business Services – 3.11%
Paychex Inc. (PAYX)	950	26,403	26,353

Consumer Staples – 4.17%
McCormick & Company Inc. (MKC) (non voting shares)	800	34,072	35,360

Credit Card Services – 4.40%
American Express Company (AXP)	900	21,756	37,314

Delivery Services – 4.54%
UTi Worldwide Inc. (UTIW)	2,000	29,445	38,440

Diversified Holding Companies – 14.08%
Berkshire Hathaway, Inc. Class B (BRK.B)*	1,500	86,260	119,339

Healthcare Products – 11.87%
Becton Dickinson & Co. (BDX)	400	31,008	30,208
Johnson & Johnson (JNJ)	600	35,323	38,244
Stryker Corp. (SYK)	650	26,863	32,169
		93,194	100,621

Healthcare Services – 6.61%
UnitedHealth Group, Inc. (UNH)	800	17,366	28,840
WellPoint, Inc. (WLP)*	500	27,450	27,170
		44,816	56,010

Industrial Equipment – 3.91%
Houston Wire & Cable Co. (HWCC)	1,600	21,237	18,448
Hurco Cos. Inc. (HURC)*	800	36,538	14,720
		57,775	33,168

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

October 31, 2010

	Shares	Cost	Value
Insurance – Property & Casualty – 3.95%
Markel Corp. (MKL)*	100	33,442	33,502

Personal Services – 4.54%
Weight Watchers International. (WTW)	1,150	32,120	38,514

Real Estate Development – 3.81%
St. Joe Corp (JOE)*	1,600	43,237	32,304

Restaurants – 5.26%
Yum Brands Inc. (YUM)	900	31,797	44,604

Retail – 8.92%
Sears Holdings Corporation (SHLD)*	1,050	105,467	75,578

Total Domestic Common Stocks		678,892	707,407

Foreign Common Stocks – 5.68%

Mexico – 2.74%
Building Materials – 2.74%
CEMEX ADR (CX)*	2,649	48,966	23,232

South Korea – 2.94%
Steel – 2.94%
POSCO ADR (PKX)	240	10,116	24,946

Total Foreign Common Stocks		59,082	48,178

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

October 31, 2010

	Shares	Cost	Value
Short-Term Investments – 10.72%
Schwab Cash Reserves (SWSXX) – 0.06% yld.**	90,861	90,861	90,862
Total Short-Term Investments		90,861	90,862

Total investments – 99.87%		$828,835	$846,447

Other assets in excess of liabilities – 0.13%			1,079

Net assets – 100.00%			$847,526

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at October 31, 2010.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Assets and Liabilities

October 31, 2010

Assets:

Investments in securities at fair value (cost $828,835)	$846,447

Cash	398

Dividends Receivable	681

Total assets	847,526

Liabilities:
-0-

Net Assets	$847,526

Composition of Net Assets:
Shares of common stock, at $.001 par value	$ 85
Paid-in capital	898,436
Net unrealized appreciation of investments 96,603	17,612
Accumulated realized loss on investments	(76,257)
Undistributed net investment income	7,650
Net assets (equivalent to $9.94 per share based on
85,287 shares of capital stock issued and
outstanding, 100,000,000 authorized)	$847,526
Minimum redemption price per share ($9.94 * 0.99) (Note 1)	$9.84

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Operations

For the year ended October 31, 2010

Investment income:
Dividends (net of foreign
withholding taxes of $80)	$8,331
Dividends – money market funds	38
Total income		$8,369

Expenses:
Investment advisory fee (Note 2)	$8,297
Administrative fee (Note 2)	4,149
Total expenses	12,446

Less: Fees waived (Note 2)	(12,446)
Net expenses		-0-
Net Investment Income		8,369

Realized and unrealized gain (loss) from investments:
Net realized gain on investments		14,298
Net increase in unrealized appreciation of investments		65,840
Net realized and unrealized gain on investments		80,138

Net increase in net assets resulting from operations		$88,507

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statements of Changes in Net Assets from Operations

	For the Years Ended
	Oct. 31, 2010	Oct. 31, 2009

Increase/(decrease) in net assets from operations:
Net investment income	$8,369	$5,686
Net realized gain (loss) on investments	14,298	(36,536)
Net change in unrealized appreciation
on investments	65,840	101,433
Net increase (decrease) in net assets
resulting from operations	88,507	70,583

Distributions to shareholders from:
Net investment income	(4,721)	(10,978)
Net realized gain on investments	(0)	(0)
Total distributions paid to shareholders	(4,721)	(10,978)

Capital share transactions (Note 6)	54,075	21,955

Total increase (decrease) in net assets	137,861	81,560

Net assets, beginning of period	709,665	628,105
Net assets, end of period (including undistributed net investment income of $7,650 and $4,001, respectively)	$847,526	$709,665

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Financial Highlights

For a share of capital stock outstanding throughout the period

	For the Years Ended

	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
Net Asset Value, Beginning of period	$8.87	$8.14	$13.74	$12.20	$11.06

Investment operations:
Net investment income (loss)*	0.11	.07	(.71)	.21	.24
Net realized and
unrealized gain (loss)
on investments	1.02	.80	(4.58)	1.67	1.13
Total from investment			(5.29)	1.88	1.37
Operations	1.13	.87

Less Distributions:
Net investment income	(.06)	(.14)	(.23)	(.24)	(.23)
Capital gains	-	-	(.08)	(.10)	-
Total distributions	(.06)	(.14)	(.31)	(.34)	(.23)

Net asset value, End of period	$9.94	$8.87	$8.14	$13.74	$12.20

Total return**	12.71%	11.16%	(39.34%)	15.71%	12.57%

Ratios/ Supplemental Data:
Net Assets, end of period	$847,526	$709,665	$628.105	$936,972	$758,122

Ratio of Expenses to
Average Net Assets:
Before Expenses
Reimbursed	1.50%	1.50%	1.50%	1.50%	1.50%
After Expenses
Reimbursed	0.00%	0.00%	0.00%	0.00%	0.30%
Ratio of Net Investment
Income to Average
Net Assets	1.02%	0.92%	1.35%	1.66%	1.94%
Portfolio Turnover Rate	31.69%	34.37%	47.22%	14.29%	4.97%

* Based  on average shares outstanding.

** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Notes to Financial Statements

October 31, 2010

1.  Organization and Significant Accounting Policies:

Organization: The Blankinship Value Fund (the “Fund”) was organized as a series of the Blankinship Funds, Inc. (the “Company”) under the laws of the state of Maryland on March 14, 2003.  The Fund is registered as an open-end non-diversified regulated investment company under the Investment Company Act of 1940.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.   These policies are in conformity with accounting principles, generally accepted in the United States of America.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of 13 weeks or less when acquired, or which subsequently are within 13 weeks of maturity, are valued by using the amortized cost method of valuation, which approximates fair value.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2010

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2010

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of October 31, 2010: :

Investments in Securities	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$707,407	-	-	$707,407
Foreign Common Stocks	48,178	-	-	48,178
Short-Term Investments	90,862	-	-	90,862
Total	$846,447	-	-	$846,447

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the year ended October 31, 2010.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective November 15, 2008. This guidance requires  enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not invest in derivative instruments during the year ended October 31, 2010.

Share Valuation:

The net asset value (“NAV”) is generally calculated at the close of trading on the New York Stock Exchange (normally 4:00 pm Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounding to the nearest cent.  The offering price and redemption price per share is equal to the NAV per share, except that shares of the Fund are subject to a redemption fee of 1% if redeemed within a year after the initial investment in a new account.  The Fund implemented this redemption fee policy to discourage large and frequent short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades.  For the year ended October 31, 2010 there were no redemption fees.

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2010

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distribution to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at least annually.  Distributions are recorded on the ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized, over the lives of their respective securities.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2010

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year.  Actual results could differ from these estimates.  Management has evaluated subsequent events through the issuance date of these financial statements and has noted no such events.

2.  Management Agreement and Expenses -- The Fund has a Management Agreement with Blankinship Corporation (“the Adviser”), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund.  The Adviser also provides and pays for administrative services to the Fund.  These administrative services include but are not limited to: accounting, administrative, legal, dividend disbursing agent, transfer agent, registrar, fund share distribution, custodian, shareholder reporting and insurance.  The Fund is responsible for interest, taxes, brokerage fees and commissions, and any extraordinary expenses, including but not limited to litigation and indemnification costs and expenses.  Under the terms of the Management Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% for its investment advisory services and a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.50% for its administrative services.  For the year ended October 31, 2010, the Adviser voluntarily waived all fees (totaling 1.5% of net assets on an annualized basis, or in dollar terms $8,297 in advisory fees and $4,149 in administrative fees).  Regarding the future, the Adviser has contractually and irrevocably waived fees equal to 0.30% on an annualized basis through June 30, 2011.

3.  Investments -- For the year ended October 31, 2010, purchases and sales of investment securities other than short-term investments and U.S. government obligations aggregated $257,317 and $240,419 respectively.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2010

4.  Federal Income Taxes -- Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  As of October 31, 2010, the components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities, including short-term investments, were as follows:

Undistributed ordinary income (loss)		$ 7,650

Capital loss carry-forwards expiring:	10/31/2016	$(39,721)
	10/31/2017	(36,536)
Accumulated realized losses		$(76,257)

Gross unrealized appreciation on investments		$112,711
Gross unrealized depreciation on investments		(95,099)
Net unrealized appreciation on investments		$ 17,612

Tax Cost of investments		$828,835

The capital loss carry-forwards will be used to offset any capital gains realized by the fund in future years through the expiration date.  The Fund will not make distributions from capital gains while a capital loss carry-forward remains.

5.  Distributions to Shareholders -- On December 30, 2009 a distribution of $0.059 per share was paid to shareholders of record on this same date.  The tax character of distributions was:

	Total	Per Share
Ordinary income	$4,721	$0.059
Short-term capital gain	-	-
Long-term capital gain	-	-
	$4,721	$0.059

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2010

6. Capital Share Transactions -- As of October 31, 2010, 100,000,000 shares of $.001 par value capital stock were authorized and 85,287 shares were issued and outstanding.  Transactions in capital stock were as follows:

	For the Years Ended
	October 31, 2010		October 31, 2009

	Shares	Amount	Shares	Amount
Shares Sold	4,856	$50,000	1,855	$15,000
Shares issued in reinvestment
of distributions	415	4,075	1,039	6,955
	5,271	54,075	2,894	21,955
Shares redeemed	-	-	-	-

Net increase	5,271	$54,075	2,894	$21,955

7.  Control and Ownership – The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2010, the Blankinship family, in aggregate, owned approximately 59% of the Fund.

8.  New Accounting Pronouncement – In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

  of the Blankinship Value Fund,

  a Series of the Blankinship Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Blankinship Value Fund, a Series of the Blankinship Funds, Inc.  (the “Fund”), including the schedule of investments as of October 31, 2010 and the related statements of operations, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blankinship Value Fund, a Series of the Blankinship Funds, Inc. as of October 31, 2010, the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

December 23, 2010

BLANKINSHIP VALUE FUND

Additional Information

October 31, 2010

(Unaudited)

Proxy Voting Guidelines:  The Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available upon request and without charge by calling the Fund toll-free at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.

Quarterly Portfolio Schedule:  The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Basis for Approval of Investment Advisory Contract:  The Board of Directors approved the renewal of the Management Agreement (the “Agreement”), which provides the Fund with investment advisory and administrative services.  In their meeting on May 6, 2010, the Board considered the following information that was provided by the Advisor.

•

The Management Agreement for Investment Advisory Services and Administrative Services;

•

A performance summary as of April 30, 2010.

At the meeting, Dr. Blankinship noted that Section 15 of the Investment Company Act of 1940 says, “It shall be the duty of the directors of a registered investment company to request and evaluate, and the duty of an investment adviser to such company to furnish, such information as may reasonably be necessary to evaluate the terms of any contract whereby a person undertakes regularly to serve or act as investment adviser of such company.”  Dr. Blankinship also noted that some factors a board should consider include:

•

The financial condition and the stability of the adviser;

•

The terms of the advisory agreement;

•

The adviser’s investment performance;

•

The Adviser’s personnel and method of analysis;

•

The compensation to the advisers;

•

Any possible conflicts of interest;

•

The overall fund expenses and expense ratios; and

•

A review of brokerage and portfolio transactions.

BLANKINSHIP VALUE FUND

Additional Information (Continued)

October 31, 2010

(Unaudited)

Dr. Blankinship provided the following additional information:

A 2009 article from CBS MoneyWatch.com (“Is Your Mutual Fund Ripping You Off?”)  indicates that the average expense ratio for small and mid-cap value funds is 1.50%.  These are category averages, but funds with small asset bases, such as the Fund, tend to have higher expense ratios because the expenses are spread over smaller asset bases.

The Adviser has waived all fees from inception through 12/31/05.  For the period 1/1/06 through 3/31/06, the Adviser charged 1.2% annualized ($2,074.91), and waived 0.3% annualized ($546.15).  All fees from 3/31/06 through the date of this meeting were also waived by the Adviser.  As a result, the Fund has received advisory and administrative services at very low cost.  Although fee waivers are at the Adviser’s discretion, the history to date has been beneficial to the Fund.  The Agreement provides for an annualized fee of 1.0% of assets for Advisory services and 0.5% for management services, resulting in an expected operating expense level of about 1.5% without waivers.  Even without fee waivers, the small asset base of the Fund is likely to result in a net loss to the Adviser for the foreseeable future, and below average expenses for the Fund (relative to similar funds).

Other expenses have also been minimized by the Adviser.  Lower turnover tends to result in lower trading costs and taxes for the Fund’s shareholders.  Based on recent articles, it appears that the average annual turnover rate for actively managed domestic funds is at least 85%.  The table below summarizes the Fund’s turnover rate for recent years.

Fiscal Year	2004*	2005	2006	2007	2008	2009
Portfolio Turnover Rate	0.00%	7.80%	4.97%	14.29%	47.22%	34.37%

 * From 1/14/04 start of investment operations through 10/31/04 fiscal year end.

Dr. Blankinship, the President of the Adviser, is the Fund’s largest shareholder and owns a majority of the Fund’s shares.

Regarding the financial condition and the stability of the Adviser, the Adviser has operated at a loss since the Fund began operations.  Dr. Blankinship has provided loans to the Adviser to allow its continued operation, and the Adviser’s financial condition and stability is therefore dependent on that of Dr. Blankinship.  Dr. Blankinship provided the Board with information regarding his financial resources and commitment to continuing the Adviser’s operations.  Dr. Blankinship stated it appears that conflicts of interest are minimal because he is the Fund’s largest shareholder, and has no other advisory clients.

BLANKINSHIP VALUE FUND

Additional Information (Continued)

October 31, 2010

(Unaudited)

Dr. Blankinship stated that he believed the information provided was accurate, complete, and sufficient to evaluate the terms of the Agreement and reach conclusions.  He offered to address any questions or concerns the other directors may have.

The Directors unanimously concluded that the information provided was sufficient to evaluate the terms of the Agreement and reach conclusions.  The Directors reviewed and discussed this information.

The Board concluded that the background and experience of the Adviser’s President, Dr. Blankinship, was a key factor.  His background, experience, and integrity were personally known by the Directors.  His rigorous academic training, CPA credential, and business experience were viewed as having a direct bearing on his ability to provide sound investment advice to the Fund.  His strong background in technology was considered an asset to the Fund in both evaluating technology-related investments, and in utilizing technology for the Fund’s administration and research.  Because his research, analysis, and investment philosophy led to the development of the Fund’s investment objective and strategies, he was believed to have the best insight into the execution of those strategies.  His personal investment in the Fund was also viewed as a positive indication of his commitment to the Fund and its shareholders.  No conflicts of interest were identified, and the financial condition of the Adviser was considered acceptable.

In summary, the Board determined that the Agreement, including the fee level, was beneficial and reasonable in light of all relevant circumstances.  This determination was based on the following factors as discussed above: (1) the encouraging performance history of the Fund; (2) the extremely low expenses of the Fund under the agreement to date; (3) comparison of the fees stated in the Agreement to those of similar funds; (4) Dr. Blankinship’s background, experience, resources, and commitment to the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Directors.  Rather, the Directors weighed and balanced all factors considered before voting to approve the Agreement.

BLANKINSHIP VALUE FUND

Additional Information (Continued)

October 31, 2010

(Unaudited)

Board of Directors:  The Board oversees the Corporation's business and investment activities and is responsible for protecting the interests of the Fund’s shareholders.  Information about the directors and officers of the Corporation is provided in the table on the following page.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors, and is available without charge, by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.  Each director may be contacted by writing to the director c/o Blankinship Value Fund, 1210 South Huntress Court, McLean, VA 22102.  The Fund did not pay any of its directors or officers during the period covered by this report.  As the 100% owner of the Adviser, Dr. Blankinship may benefit from fees under the Management Agreement.  As of October 31, 2010, Dr. Blankinship also beneficially owned 59% of the Fund; section 2(a)(9) of the Investment Company Act of 1940, indicates that any person beneficially owning more than 25% of the voting securities is presumed to control the company.

Name Address Date of Birth Term of service*	Position(s) Held with Fund	Principal Occupation Past 5 Years
Independent Directors
Alexander J. Falk, Jr. 7718 Bridle Path Ln. McLean, VA 22102 D.O.B.: 5/9/37 Director since 1/16/04	Director	Retired executive of Verizon Communications.
Barbara A. Stewart, Ph.D. 10022 Lochness Ct. Vienna, VA 22180 D.O.B.: 10/25/26 Director since 1/28/05	Director	Retired professor of history at George Mason University
Interested Directors
Rex Blankinship, PhD, CPA** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 2/19/55 Director since 1/16/04	Director, President, Treasurer, Secretary

Portfolio manager for the Fund since inception.  As President of Blankinship Corporation, has consulted on the design and installation of financial systems from 1987 to present.  From 1993 through 1999 he also worked as a Partner in International Registries, a legal, administrative, and financial services firm.

Officers
Janet L. Barnes** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 9/7/49 Officer since 1/16/04	Vice-President, Assistant Treasurer, Assistant Secretary	Senior Executive Service Officer of the U.S. Government Office of Personnel Management

* There is no stated term of office for the Fund's Directors. No directors of the Fund hold other directorships, or oversee other funds. The Fund has no standing committees.

** Rex Blankinship is an interested director because he serves as a Director and Officer of the Adviser, and is its sole shareholder. Janet Barnes is the wife of Rex Blankinship, and is also a Director and Officer of the Adviser.

BLANKINSHIP VALUE FUND

Shareholder Services

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

For more information about Blankinship Value Fund, please refer to:

Prospectus, which provides essential information that you should read before investing in the Fund.

Statement of Additional Information (SAI), which contains more information about the fund, its investments and policies. It is incorporated by reference and is legally a part of the prospectus.

For a free copy of the Prospectus or SAI, account applications, or any questions, please call the Fund at (800) 240-9631.

Information about the Fund (including the Prospectus and the Statement of Additional Information) can also be reviewed and copied at the Security and Exchange Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference room may be obtained by calling the Commission at (800) SEC-0330. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102

Investment Company Act file no. 811-21387

Item 2. Code of Ethics

(a)  As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)  Not applicable.

(c)  None.

(d)  None.

(e)  Not applicable.

(f)  The Company’s Code of Ethics is attached as an exhibit.  A copy of the Company’s Code of Ethics may be obtained without charge by calling (800) 240-9631.

Item 3. Audit Committee Financial Expert

The Company does not have a designated financial expert serving on an audit committee.  The Board does not consider this necessary at this time because: 1) it is not required under current regulations; 2) the Board is confident in the quality and transparency of the Fund’s financial reporting; 3) the Fund is relatively small and uncomplicated.  The Board also has confidence in the Fund’s President, Dr. Blankinship, and the Fund’s auditors, Sanville & Company.  Dr. Blankinship is a Director and is a Virginia CPA.  (Since Dr. Blankinship is also President and a Director of the Adviser, Blankinship Corporation, he is an interested Director.)  The Board may reconsider the issue of an audit committee financial expert if circumstances change, such as the Fund increasing significantly in size or complexity.

Item 4. Principal Accountant Fees and Services

Audit Fees   Sanville & Company billed $6,900 in audit fees for the fiscal year ended 10/31/08 and $7,600 in audit fees for the fiscal year ended 10/31/09.  A progress bill has been paid for the fiscal year ended 10/31/10 in the amount of $6,600.

Audit-Related Fees  None.

Tax Fees  None.

All Other Fees  None.  (No other services were provided by Sanville & Company to the Fund, the Adviser, or any entity related to the Adviser, during the last two fiscal years.)

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

See Shareholder’s Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures

(a) Rex Blankinship, the President and Treasurer, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)  Code of Ethics is attached as Exhibit EX99.CODE ETH.

(a)(2)  Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

(a)(3)  Not applicable.

(b)  Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

January 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President and Treasurer

Date

January 5, 2011